Cover	Nov. 02, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	000-54808
Entity Registrant Name	Nu-Med Plus, Inc.
Entity Central Index Key	0001543637
Entity Tax Identification Number	45-3672530
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	640 Belle Terre
Entity Address, Address Line Two	Building 2E
Entity Address, City or Town	Port Jefferson
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11777
City Area Code	631
Local Phone Number	403-4337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31